Statement of Operations (USD $)	12 Months Ended		116 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011
Revenue	$ 0	$ 508,481	$ 1,863,343
Research & Development Expenses	8,078,901	4,904,298	23,156,740
General & Administrative Expenses	4,939,935	3,530,198	21,179,833
Total Operating expenses	13,018,836	8,434,496	44,336,573
Loss from Operations	(13,018,836)	(7,926,015)	(42,473,230)
Other Income (expense):
Interest expense	(4,698,983)	(3,814,863)	(10,449,337)
Other Income	(45,700)	80,161	280,918
(Gain) Loss on note retirement	(461,594)	123,963	1,194,845
Write-off of intangible assets	(33,211)	0	(33,211)
Net changes in fair value of common stock warrant liability and embedded derivative liability	9,763,113	445,576	14,411,686
Net Loss before income tax benefit	(8,495,212)	(11,091,178)	(37,068,329)
Income Tax Benefit	379,472	278,978	1,580,473
Net Loss	(8,115,740)	(10,812,200)	(35,487,856)
Dividends attributable to preferred shares	1,538,686	0	1,582,570
Net Loss applicable to Common Stock	$ (9,654,426)	$ (10,812,200)	$ (37,070,426)
Net Loss per share, basic (in dollars per share)	$ (0.04)	$ (0.07)
Net Loss per share, diluted (in dollars per share)	$ (0.04)	$ (0.07)
Weighted average number of shares outstanding, basic (in shares)	222,918,519	150,928,808
Weighted average number of shares outstanding, diluted (in shares)	222,918,519	150,928,808